UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:
                                               -----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        SRB Corporation
Address:     100 Summer Street
             Boston, MA 02110

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Frederick C. Childs
Title:      Vice President
Phone:      617-457-7527

Signature, Place, and Date of Signing:

/s/ Frederick C. Childs     Boston, MA                    8/14/12
-----------------------     -----------------------       --------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             10

Form 13F Information Table Value Total:     $  304,563
(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name
1                                The Plymouth Rock Company Incorporated
2
3




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
                                                   [NAME OF ENTITY
                                   FORM 13F INFORMATION TABLE AS OF JUNE 30, 2012


   COLUMN 1          COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7             COLUMN 8
                                                                                                           VOTING AUTHORITY
                      TITLE                  VALUE      SHRS OR    SH/  PUT/    INVESTMENT   OTHER
NAME OF ISSUER      OF CLASS      CUSIP     (X$1000)    PRN AMT    PRN  CALL    DISCRETION   MANAGER     SOLE     SHARED     NONE
Exxon Mobil Corp       COM      30231G102   $53,617     632,580     SH        SHARED-DEFINED    1        632,580
First Rep Bk SF        COM      33616C100    $5,127     167,502     SH        SHARED-DEFINED    1        167,502
Intel Corp             COM      458140100   $49,078   2,023,823     SH        SHARED-DEFINED    1      2,023,823
Merck & Co Inc         COM      58933Y105   $51,265   1,359,814     SH        SHARED-DEFINED    1      1,359,814
Microsoft Corp         COM      594918104   $42,772   1,647,630     SH        SHARED-DEFINED    1      1,647,630
Northeast Bancorp      COM NEW  663904209    $1,979     157,041     SH        SHARED-DEFINED    1        157,041
Procter & Gamble Co    COM      742718109    $6,941     104,047     SH        SHARED-DEFINED    1        104,047
Safety Ins Group Inc   COM      78648T100   $54,550   1,347,591     SH        SHARED-DEFINED    1      1,347,591
Target Corp            COM      87612E106   $29,166     569,425     SH        SHARED-DEFINED    1        569,425
Verisk Analytics Inc   CL A     92345Y106   $10,067     250,850     SH        SHARED-DEFINED    1        250,850